Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of reconciliations of the statutory income tax rate

	For the Years Ended December 31,
	2019	2020

Net income before provision for income taxes	$26,594	$30,918
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	6,649	7,730

Expenses not deductible for tax purpose	350	297
Changes in valuation allowance	-	6
Effect of preferential tax rates granted to the PRC entities (a)	(6,808)	(6,360)
Income tax expense	$191	$1,673
Effective income tax rate	0.72%	5.41%

(a)	The Company’s subsidiary Horgos, Horgos Glory Prosperity and Horgos Technology are subject to a favorable tax rate of 0%. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. For the years ended December 31, 2019 and 2020, the tax saving as the result of the favorable tax rate amounted to $6,808 and $6,360, respectively, and per share effect of the favorable tax rate were $0.17 and $0.12.

Schedule of deferred tax asset
	December 31, 2019	December 31, 2020

Deferred tax assets:
Allowance for doubtful accounts	$16	$133
Net operating loss carry forwards	517	627
Total deferred tax assets, net	$533	$760